PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Property And Equipment, Net
Property and Equipment, total	$ 77,482		$ 75,404
Less: accumulated depreciation	(17,799)		(13,963)
Property and equipment, total before construction in progress	59,683		61,441
Construction in progress	8,547		2,238
Property and equipment, net	68,230		63,679
Depreciation expense	4,019	3,671
Film projection equipment
Property And Equipment, Net
Property and Equipment, total	27,852		27,166
Furniture and office equipment
Property And Equipment, Net
Property and Equipment, total	2,155		1,954
Transportation equipment
Property And Equipment, Net
Property and Equipment, total	841		853
Leasehold improvements
Property And Equipment, Net
Property and Equipment, total	$ 46,634		$ 45,431